CAPITAL AND RESERVES - Disclosure of share capital (Details) - Ordinary Shares - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares authorised	70,000,000	70,000,000	70,000,000
Number of shares outstanding	37,301,367	36,607,407	33,326,736